Annual Total Returns- Transamerica Mid Cap Value Opportunities (Class R R4 and Class I3) [BarChart] - Class R R4 and Class I3 - Transamerica Mid Cap Value Opportunities - R4	2018	2019	2020
Total	(8.36%)	24.67%	4.09%